CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Schedule of Revenue by geographic areas) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 121,794	$ 133,882
Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	36,528	54,670
Asia and Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	27,432	17,240
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	46,076	45,773
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 11,758	$ 16,199